Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management [Line Items]
Bank borrowings	$ 72,340	$ 77,040
Unsecured obligations	2,742,530	2,125,010
Subtotal	2,814,870	2,202,050
Hedging liabilities	29,470	63,270
Derivative financial instruments	5,390	3,170
Subtotal	34,860	66,440
Current and non-current lease liabilities	34,610	42,180
Trade accounts payable and other accounts payable	203,933	205,790
Total	3,088,270	2,516,460
Less than 1 year [member]
Financial risk management [Line Items]
Bank borrowings	940	2,170
Unsecured obligations	88,220	326,340
Subtotal	89,160	328,510
Hedging liabilities	6,060	6,570
Derivative financial instruments	5,390	3,170
Subtotal	11,450	9,740
Current and non-current lease liabilities	6,400	8,900
Trade accounts payable and other accounts payable	203,930	205,790
Total	310,940	552,940
1 to 5 years [member]
Financial risk management [Line Items]
Bank borrowings	71,400	74,870
Unsecured obligations	927,170	614,290
Subtotal	998,570	689,160
Hedging liabilities	12,340	24,330
Derivative financial instruments	0	0
Subtotal	12,340	24,330
Current and non-current lease liabilities	21,040	23,010
Trade accounts payable and other accounts payable	0	0
Total	1,031,950	736,500
Over 5 years [member]
Financial risk management [Line Items]
Bank borrowings	0	0
Unsecured obligations	1,727,140	1,184,380
Subtotal	1,727,140	1,184,380
Hedging liabilities	11,070	32,370
Derivative financial instruments	0	0
Subtotal	11,070	32,370
Current and non-current lease liabilities	7,170	10,270
Trade accounts payable and other accounts payable	0	0
Total	1,745,380	1,227,020
Carrying amount [Member]
Financial risk management [Line Items]
Bank borrowings	70,080	70,190
Unsecured obligations	1,872,090	1,697,110
Subtotal	1,942,170	1,767,300
Hedging liabilities	40,210	23,660
Derivative financial instruments	5,390	3,170
Subtotal	45,600	26,830
Current and non-current lease liabilities	31,070	37,900
Trade accounts payable and other accounts payable	203,930	205,790
Total	$ 2,222,770	$ 2,037,820